Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. Statutory income tax rate					21.00%	21.00%	21.00%
State income taxes - net of federal benefit					1.70%	2.10%	1.40%
International income taxes - net					(1.30%)	(1.70%)	(2.00%)
Global Intangible Low Taxed Income (GILTI)					0.80%	0.70%	3.30%
Foreign derived intangible income (FDII)					(2.20%)	(2.50%)	(2.60%)
U.S. research and development credit					(1.20%)	(1.80%)	(0.90%)
Reserves for tax contingencies					(4.10%)	0.60%	0.40%
Tax impact of legal entity restructuring					2.30%	0.00%	0.00%
Changes in valuation allowance					1.40%	0.70%	1.10%
Deferred rate change					0.10%	(0.30%)	0.60%
All other - net					0.80%	1.80%	0.10%
Effective income tax rate	26.90%	8.00%	24.30%	15.80%	19.30%	20.60%	22.40%